Schedule of investments
Delaware Ivy VIP Pathfinder Moderate
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.79%
Global / International Equity Funds — 19.98%
Delaware Ivy VIP International Core EquityClass II	4,040,568	$ 61,659,070
Delaware VIP Global Value EquityClass II	6,653,284	32,334,960
		93,994,030
Taxable Fixed Income Funds — 34.73%
Delaware Ivy VIP Corporate BondClass II	18,941,484	87,509,654
Delaware Ivy VIP High IncomeClass I	1,200,223	3,492,649
Delaware Ivy VIP Limited-Term BondClass II	15,558,719	72,348,044
		163,350,347
US Equity Funds — 45.08%
Delaware Ivy VIP Core EquityClass II	4,618,943	56,397,294
Delaware Ivy VIP GrowthClass II	6,693,549	60,175,005
Delaware Ivy VIP Mid Cap GrowthClass I	2,215,987	23,622,419
Delaware Ivy VIP Small Cap GrowthClass I	688,886	4,553,533
Delaware Ivy VIP Smid Cap CoreClass II	1,149,768	13,187,841
Delaware Ivy VIP ValueClass II	9,632,175	54,132,825
		212,068,917
Total Affiliated Mutual Funds (cost $574,373,168)		469,413,294

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	288,729	$ 288,729
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	288,729	288,729
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	288,729	288,729
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	288,729	288,729
Total Short-Term Investments (cost $1,154,916)		1,154,916

Total Value of Securities—100.04% (cost $575,528,084)		470,568,210
Liabilities Net of Receivables and Other Assets—(0.04%)		(185,008)
Net Assets Applicable to 108,753,918 Shares Outstanding—100.00%		$470,383,202
NQ-IV047 [3/23] 5/23 (2912877)    1